U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                        FORM 24F-2
                        Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

1.    Name and address of issuer:

        Nike Securities L.P.
        1001 Warrenville Road
        Lisle, Illinois  60532

2. The name of each series or class of securities for which this Form is filed: The First Trust Combined Series 118

3.    Investment Company Act File Number: 811-25411

      Securities Act File Number: 33-36814


4.    (a)Last day of fiscal year for which this Form is filed:
        August 31, 1997


      (b) :   :  Check box if this Form is being filed late(i.e., more that 90 calendar days after the end of the issuer's fiscal year.

(c) :   :  Check box if this is the last time the issuer will be filing this Form.



5.     Calculation of registration fee:

 (i) Aggregate sale price of securities sold
      during the fiscal year pursuant to section 24(f):            $ -0-

(ii)  Aggregate price of securities redeemed or
      repurchased during the fiscal year:                        $(413,194.04)

(iii)Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending
        no earlier than October 11, 1995 that were not
        previously used to reduce registration fees
      payable to the Commission:                                        $ -0-

 (iv)   Total available redemption credits(add items
         5(ii) and 5(iii):                                         $(413,194.04)

 (v)    Net sales - if Item 5(i) is greater than Item
         5(iv)[subtract Item 5(iv) from Item 5(i)]:               $(413,194.04)

(vi)  Redemption credits available for use in future years
      --if Item 5(i) is less than Item 5(iv) [subtract item
        5(iv) from Item 5(i)]:                                     $(413,194.04)

(vii)   Multiplier for determining registration fee:                    x1/3300


(viii)  Registration fee due [multiply Item 5(v) by
         Item 5(vii)](enter "0" if no fee is due):                      =$ -0-

6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
    Act of 1933 pursuant to rule 24e-2 as in effect before[effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ___________.

    If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________________.

7.  Interest due - if this Form is being filed more than 90 days after
   the end of the issuer's fiscal year:                                 +$-0-

8.  Total of the amount of the registration fee due plus any interest
   due[line 5(viii) plus line 7]:                                       =$-0-


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


       Method of Delivery:
                                        [  ]  Wire Transfer
                                        [  ]  Mail or other means



                        SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By:  Carlos E. Nardo
     Senior Vice President

Date: November 25, 1997